Fair value disclosures (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2 | Financial Products | Nonrecurring basis
Fair value of impaired loans
Impaired loans	$ 161,000,000	$ 141,000,000	$ 171,000,000
Level 3 | Guarantees | Recurring basis
Roll-forward of liabilities measured at fair value using Level 3 inputs
Balance at beginning of year	7,000,000	10,000,000	17,000,000
Valuation adjustment			(6,000,000)
Acquisitions	6,000,000
Issuance of guarantees	7,000,000	4,000,000	7,000,000
Expiration of guarantees	(6,000,000)	(7,000,000)	(8,000,000)
Balance at end of year	$ 14,000,000	$ 7,000,000	$ 10,000,000